Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2025	2024	2023
Total remuneration	1,026	948	1,441
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2025	2024	2023
Total fixed remuneration	1,000	1,000	2,456
of which
Cost of pension	—	—	24

Total variable remuneration	250	333	8,500
of which
Share-based payments	—	—	3,218
Termination benefits	—	—	3,642
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2025	2024	2023
Total fixed remuneration	250	250	471

Total variable remuneration	62	83	4,163
of which
Share-based payments	—	—	1,811
Termination benefits	—	—	1,690
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2024
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Revenue	Dividend Income
Bari Shipholding Ltd	—	—	850	14	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	63	—	—	—	—
be Hydro BV	—	—	903	—	—
JPN H2Ydro CO. Ltd	15	—	6,690	—	—
FRS Windcat Offshore Logistics GmbH	5	—	3,688	117	—
TSM Windcat	30	—	5,238	104	—
Total	112	—	17,369	235	150

As of and for the year ended December 31, 2025
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Revenue	Dividend Income

United Freight Carriers LLC	16	—	—	—	—
TFG Marine Pte. Ltd	—	12,633	—	—	—
Tankers Agencies (UK) Ltd	—	3	—	—	—
Cleanergy Solutions (Namibia) Pty Ltd	1,071	—	—	146	—
be Hydro BV	—	—	1,021	—	—
JPN H2Ydro CO. Ltd	17	—	9,255	—	—
FRS Windcat Offshore Logistics GmbH	68	—	4,406	322	—
TSM Windcat	308	261	7,027	372	—
Total	1,480	12,898	21,709	840	—